Note Fair value measurement (Assets measured at fair value on nonrecurring basis) (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Hurricane
Fair Value
Other real estate owned - Write down	$ 2.7